Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Receivables [Line Items]
Trade receivables	$ 218,922	$ 179,199
Loss allowance	(280)	(322)	$ (341)
Trade receivables net	218,642	178,877
Advances and other receivables	21,804	12,089
Total trade and other current receivables	$ 240,446	$ 190,966